BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	September 30,
	2013	2014
	RMB	RMB

Short-term borrowings	205,000	225,000

Current portion of long-term borrowings	16,500	33,805

Long-term borrowings	64,819	31,023